Cover	Mar. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 12, 2026
Entity File Number	001-40578
Entity Registrant Name	AVAX ONE TECHNOLOGY LTD.
Entity Central Index Key	0001826397
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	800-525 West 8th Avenue
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V5Z1C6
City Area Code	(604)
Local Phone Number	757-0952
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	AVX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	AGRIFORCE GROWING SYSTEMS, LTD.